Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ (56.2)	$ (19.9)	$ (62.1)	$ (60.1)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(2.1)	(5.9)	(9.6)	(5.9)
Realized loss (gain) on settlement of cash flow hedges	1.5	0.0	2.3	0.0
Amortization of deferred losses related to the dedesignated Interest Rate Swap	3.0	0.0	3.0	0.0
Other comprehensive income (loss)	2.4	(5.9)	(4.3)	(5.9)
Comprehensive income (loss)	(53.8)	(25.8)	(66.4)	(66.0)
Less: Net income attributable to ZoomInfo OpCo prior to the Reorganization Transactions	(0.2)	(25.8)	(12.8)	(66.0)
Less: Comprehensive income (loss) attributable to noncontrolling interests	(34.3)	0.0	(34.3)	0.0
Comprehensive income (loss) attributable to ZoomInfo Technologies Inc.	$ (19.3)	$ 0.0	$ (19.3)	$ 0.0
DiscoverOrg Holdings
Net income (loss)					$ (78.0)	$ (28.6)
Other comprehensive income (loss), net of tax
Amortization of deferred losses related to the dedesignated Interest Rate Swap					(6.0)
Other comprehensive income (loss)					(6.0)	0.0
Comprehensive income (loss)					$ (84.0)	$ (28.6)